FAIR VALUE MEASURMENT (Details) - Fair Value Inputs Level 3 [Member] - Anti-Dilution Rights [Member] $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 156
Total losses (gains) (realized and unrealized) - included in earnings - Financial expenses (income), net	(46)
Settlement by issuance shares	$ (110)
Balance at ending